FAIR VALUE OF FINANCIAL INSTRUMENTS - Securities Valuation Methodology (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Jun. 27, 2013	Dec. 31, 2012
Outstanding Face Amount	$ 1,170,905	[1]		$ 2,078,101	[1]
Amortized Cost Basis	901,855	[2]		1,608,787
Multiple Quotes Fair Value (C)	880,395	[3]
Single Quote Fair Value (D)	100,096	[4]
Internal Pricing Models Fair Value (E)	3,772	[5]
Total Fair Value	984,263	[6]		1,691,575	[6]
CMBS
Outstanding Face Amount	333,121	[7]
Amortized Cost Basis	227,878	[2]
Multiple Quotes Fair Value (C)	240,358	[3]
Single Quote Fair Value (D)	42,341	[4]
Internal Pricing Models Fair Value (E)	1,770	[5]
Total Fair Value	284,469
REIT Debt
Outstanding Face Amount	29,200	[7]		62,700
Amortized Cost Basis	28,667	[2]		62,069
Multiple Quotes Fair Value (C)	31,186	[3]
Single Quote Fair Value (D)		[4]
Internal Pricing Models Fair Value (E)		[5]
Total Fair Value	31,186	[6]		66,174	[6]
Non-Agency RMBS
Outstanding Face Amount	96,762	[7]		558,215
Amortized Cost Basis	40,675	[2]		321,801
Multiple Quotes Fair Value (C)	57,581	[3]
Single Quote Fair Value (D)		[4]
Internal Pricing Models Fair Value (E)		[5]
Total Fair Value	57,581	[6]		355,975	[6]
ABS Franchise
Outstanding Face Amount	8,464	[7]		10,098
Amortized Cost Basis		[2]		1,547
Multiple Quotes Fair Value (C)		[3]
Single Quote Fair Value (D)		[4]
Internal Pricing Models Fair Value (E)		[5]
Total Fair Value		[6]		1,475	[6]
FNMA/FHLMC Securities
Outstanding Face Amount	514,994	[8]	22,800	768,619
Amortized Cost Basis	547,639	[8]		818,866	[8]
Multiple Quotes Fair Value (C)	551,270	[3]
Single Quote Fair Value (D)		[4]
Internal Pricing Models Fair Value (E)		[5]
Total Fair Value	551,270	[6],[8]		820,535	[6],[8]
CDOs
Outstanding Face Amount	188,364	[9]		203,477	[9]
Amortized Cost Basis	56,996	[9]		67,538	[9]
Multiple Quotes Fair Value (C)		[3]
Single Quote Fair Value (D)	57,755	[4]
Internal Pricing Models Fair Value (E)	2,002	[5]
Total Fair Value	$ 59,757	[6],[9]		$ 71,025	[6],[9]

[1]	As of December 31, 2013 and 2012, the total outstanding face amount of fixed rate securities was $0.4 billion and $0.5 billion, respectively, and of floating rate securities were $0.8 billion and $1.5 billion, respectively.
[2]	Net of discounts (or gross premiums) and after OTTI, including impairment taken during the period ended December 31, 2013.
[3]	Management generally obtained pricing service quotations or broker quotations from at least two sources, one of which was generally the seller (the party that sold the security). Management selected one of the quotes received as being most representative of fair value and did not use an average of the quotes. Even if Newcastle receives two or more quotes on a particular security that come from non-selling brokers or pricing services, it does not use an average because management believes using an actual quote more closely represents a transactable price for the security than an average level. Furthermore, in some cases there is a wide disparity between the quotes Newcastle receives. Management believes using an average of the quotes in these cases would generally not represent the fair value of the asset. Based on Newcastle's own fair value analysis using internal models, management selects one of the quotes which is believed to more accurately reflect fair value. Newcastle never adjusts quotes received. These quotations are generally received via email and contain disclaimers which state that they are "indicative" and not "actionable" - meaning that the party giving the quotation is not bound to actually purchase the security at the quoted price.
[4]	Management was unable to obtain quotations from more than one source on these securities. The one source was generally the seller (the party that sold the security) or a pricing service.
[5]	Securities whose fair value was estimated based on internal pricing models are further detailed as follows: (See Schedule of securities valued based on internal pricing models)
[6]	See Note 13 regarding the estimation of fair value, which is equal to carrying value for all securities.
[7]	Net of incurred losses.
[8]	Amortized cost basis and carrying value include principal receivable of $4.8 million and $7.4 million as of December 31, 2013 and 2012, respectively.
[9]	Includes two CDO bonds issued by a third party with a carrying value of $57.8 million, three CDO bonds issued by CDO V (which has been deconsolidated) and held as an investment by Newcastle with a carrying value of $2.0 million and six CDO bonds issued by C-BASS with no carrying value.